UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Edmund F. Murphy III
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2015

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West U.S. Government Mortgage Securities Fund
(Institutional and Initial Class)
Annual Report
December 31, 2015
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
In 2015, the Great-West U.S. Government Mortgage Securities Fund was positioned to be duration neutral. Allocation to mortgage-backed securities (“MBS”) carried a neutral weight relative to its benchmark, an 80% weighting to the Barclays U.S. MBS Index and a 20% weighting to the Barclays U.S. Government Index (“Benchmark”). Fund strategy was developed and implemented to reflect the expected hike by the Federal Reserve and the subsequent flattening of the Treasury curve. Throughout the year, monthly MBS originations averaged around 40+ billion, with the Federal Reserve purchasing over 60% of these originations. Spreads in competing Investment Grade (“IG”) asset classes widened over the year. This was the result of uncertainty surrounding the potential impact of Federal Reserve actions, the strengthening of the U.S. Dollar, weakening commodity prices, including their overall impact on the global recovery. As the year progressed, liquidity across all IG asset classes diminished as it became increasingly punitive for Wall Street firms to carry inventory. As a result, by the end of the second quarter, asset managers turned to MBS as a source of liquidity and excess spread over Treasuries.
The Fund carried tactical underweight exposure to Ginnie Mae MBS throughout the year, offset by Fannie Mae and Freddie Mac MBS. An underweight to Treasury securities of approximately 14% was maintained through 2015, and was offset by an out-of-Benchmark allocation to structured MBS, commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”), and IG corporate bonds. This strategy was implemented with the expectation that spread assets would generate excess return relative to government debt.
For the 12 month period ended December 31, 2015, the Great-West U.S. Government Mortgage Securities Fund (Initial Class shares) returned 0.79% net of fees relative to its Benchmark Index performance of 1.38%. The Fund’s MBS constituent slightly underperformed the Benchmark MBS constituent as a result of weaker payups and an unanticipated selloff in U.S. Treasury rates.
From the perspective of MBS, specified pools, with closely defined advantageous characteristics (“stories”), remain the core strategy in the Fund. These assets generally provide stability, liquidity and performance relative to the outstanding universe of pass-through pools against which the Fund performance is measured. The Fund maintains core holdings in specified pools, with the view that they will outperform over a market cycle. Effectively managing and monitoring pool characteristics are critical to future performance. The Fund will continue to take advantage of relative value opportunities within the investable universe, and allocations away from the Benchmark will be undertaken cautiously and monitored closely.
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
* The composite index consists of an 80% weighting to the Barclays Capital U.S. MBS Index and a 20% weighting to the Barclays Capital U.S. Government Index. The composite index is rebalanced monthly to account for the Fund’s target asset allocations. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	N/A	N/A	-0.11%
Initial Class	0.79%	2.59%	4.17%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Maturity Date as of December 31, 2015
Maturity	Percentage of Fund Investments
1 to 3 Years	2.77%
3 to 5 Years	5.27
5 to 10 Years	5.78
10 to 20 Years	17.16
20 to 30 Years	63.54
Over 30 Years	1.54
Short Term Investments	3.94
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Institutional Class
Actual	$1,000.00	$1,008.00	$1.31
Hypothetical (5% return before expenses)	$1,000.00	$1,023.91	$1.32
Initial Class
Actual	$1,000.00	$1,006.10	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,022.21	$3.03
*	Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class and 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of December 31, 2015
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 2.61%
$ 284,889	Americold 2010 LLC Trust(a) Series 2010-ARTA Class A1 3.85%, 01/14/2029	$ 294,203
314,362	Citicorp Residential Mortgage Trust(b) Series 2006-2 Class A6 5.67%, 09/25/2036	328,390
1,000,000	Enterprise Fleet Financing LLC(a) Series 2015-2 Class A3 2.09%, 02/22/2021	998,431
3,250,000	Ford Credit Auto Owner Trust(a) Series 2014-2 Class A 2.31%, 04/15/2026	3,244,664
	Towd Point Mortgage Trust(a)(c)
	Series 2015-4 Class A1B
954,999	2.75%, 04/25/2055	952,356
	Series 2015-5 Class A1B
975,236	2.75%, 05/25/2055	963,144
1,000,000	UBS-Barclays Commercial Mortgage Trust Series 2012-C3 Class A3 2.73%, 08/10/2049	1,005,298
		7,786,486
U.S. Government Agency — 0.05%
152,794	Federal Home Loan Mortgage Corp(c) Series T-34 Class A1V 0.66%, 07/25/2031	147,437
TOTAL ASSET-BACKED SECURITIES — 2.66% (Cost $7,918,162)		$ 7,933,923
CORPORATE BONDS AND NOTES
Basic Materials — 0.17%
500,000	Georgia-Pacific LLC(a) 2.54%, 11/15/2019	497,124
Consumer, Cyclical — 0.18%
557,164	JetBlue Airways 2004-2 G-1 Pass Through Trust(c) 0.74%, 08/15/2016	554,657
Energy — 0.60%
2,000,000	Enterprise Products Operating LLC(c) 8.38%, 08/01/2066	1,790,000
Financial — 1.11%
1,000,000	Bank of America Corp 2.60%, 01/15/2019	1,003,259
1,318,200	Caledonia Generating LLC(a) 1.95%, 02/28/2022	1,313,612
Principal Amount		Fair Value
Financial — (continued)
$1,000,000	JPMorgan Chase & Co 2.75%, 06/23/2020	$ 1,004,456
		3,321,327
Industrial — 0.33%
1,000,000	Rolls-Royce PLC(a) 2.38%, 10/14/2020	977,778
Technology — 0.34%
1,000,000	Fidelity National Information Services Inc 2.85%, 10/15/2018	1,003,531
Utilities — 0.43%
1,166,697	New Valley Generation V Pass Through Trust 4.93%, 01/15/2021	1,277,698
TOTAL CORPORATE BONDS AND NOTES — 3.16% (Cost $9,714,629)		$ 9,422,115
MORTGAGE-BACKED SECURITIES
U.S. Government Agency — 84.23%
1,950,318	Federal Deposit Insurance Corp Trust(a) Series 2013-R1 Class A 1.15%, 03/25/2033	1,913,593
	Federal Home Loan Mortgage Corp
19,233	9.50%, 06/01/2020	19,302
17,053	11.00%, 07/01/2020	17,260
43,981	11.00%, 08/01/2020	45,677
96,507	5.50%, 04/01/2022	104,752
204,555	4.50%, 03/01/2024	219,552
767,816	4.50%, 04/01/2024	822,253
425,491	4.50%, 05/01/2024	455,612
419,386	4.50%, 12/01/2024	449,334
11,735	9.50%, 04/01/2025	13,375
456,997	4.00%, 03/01/2026	482,284
3,481,293	3.00%, 12/01/2026	3,594,080
1,419,117	3.00%, 04/01/2027	1,465,091
714,733	3.00%, 05/01/2030	737,320
1,650,411	3.50%, 02/01/2032	1,725,890
127,594	7.50%, 03/01/2032	143,222
96,016	7.00%, 09/01/2032	114,208
297,913	5.50%, 05/01/2033	330,897
211,772	5.50%, 06/01/2033	235,514
185,038	5.50%, 08/01/2033	205,747
122,525	5.50%, 01/01/2034	136,250
1,556,876	4.00%, 05/01/2034	1,665,484
308,654	5.50%, 10/01/2034	343,273
291,448	5.00%, 08/01/2035	320,355
1,040,259	5.00%, 09/01/2035	1,143,758
157,196	5.50%, 09/01/2035	174,498
746,704	5.00%, 12/01/2035	819,555
48,863	5.00%, 01/01/2036	53,658
577,650	6.00%, 01/01/2036	659,066
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of December 31, 2015
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 327,766	6.00%, 03/01/2036	$ 369,138
276,439	6.00%, 07/01/2036	315,039
275,307	6.00%, 11/01/2036	312,874
76,505	5.50%, 05/01/2038	85,085
49,443	6.00%, 05/01/2038	55,617
216,569	5.00%, 06/01/2038	236,375
1,217,030	4.50%, 02/01/2040	1,322,062
1,787,896	5.00%, 03/01/2040	1,981,978
1,102,015	4.00%, 10/01/2040	1,167,779
777,576	4.00%, 02/01/2041	823,993
771,658	3.50%, 02/01/2042	795,476
892,816	4.00%, 03/01/2042	945,197
484,383	3.50%, 04/01/2042	499,266
2,882,237	3.50%, 06/01/2042	2,970,584
4,575,331	3.50%, 08/01/2042	4,718,454
3,029,473	3.50%, 09/01/2042	3,106,212
1,631,216	3.00%, 11/01/2042	1,632,315
567,092	3.50%, 11/01/2042	584,481
3,052,225	3.00%, 12/01/2042	3,054,281
4,659,842	3.00%, 02/01/2043	4,662,817
854,427	3.50%, 03/01/2043	881,413
2,776,037	3.00%, 04/01/2043	2,777,554
2,210,109	3.00%, 06/01/2043	2,210,886
1,203,630	4.00%, 06/01/2043	1,280,802
2,209,061	3.00%, 07/01/2043	2,209,697
964,657	4.50%, 11/01/2043	1,043,405
2,007,622	4.00%, 01/01/2044	2,124,041
3,346,869	4.00%, 05/01/2044	3,551,024
897,712	3.00%, 10/01/2044	896,961
660,593	4.00%, 10/01/2044	700,796
5,023,692	3.50%, 03/01/2045	5,181,589
2,436,087	3.00%, 04/01/2045	2,434,050
761,307	3.50%, 04/01/2045	785,354
2,453,649	3.50%, 08/01/2045	2,530,545
2,491,469	4.00%, 09/01/2045	2,634,049
2,741,843	3.50%, 10/01/2045	2,824,718
	Federal National Mortgage Association
46,814	6.50%, 02/01/2017	47,453
45,443	6.00%, 03/01/2017	46,165
14,315	5.50%, 01/01/2018	14,758
227,111	5.50%, 04/01/2018	234,799
284,373	5.00%, 05/01/2018	294,827
28,181	5.00%, 06/01/2018	29,275
503,401	5.00%, 08/01/2018	523,643
3,094	9.50%, 09/01/2020	3,116
3,870	8.50%, 08/01/2021	3,895
92,277	5.00%, 06/01/2023	99,086
7,386	8.50%, 08/01/2024	8,402
1,632,321	4.00%, 01/01/2025	1,733,619
569,365	4.00%, 07/01/2025	603,821
548,447	4.00%, 09/01/2025	581,674
1,869,736	3.50%, 11/01/2025	1,961,597
487,495	4.00%, 12/01/2025	517,853
663,618	3.50%, 03/01/2026	696,131
78,555	8.50%, 11/01/2026	84,888
673,724	3.00%, 06/01/2027	697,777
1,679,130	3.50%, 05/01/2029	1,760,080
2,879,169	3.00%, 08/01/2029	2,970,550
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 403,087	4.50%, 02/01/2030	$ 435,345
404,832	4.50%, 03/01/2030	439,709
1,474,922	3.00%, 10/01/2030	1,521,085
79,298	7.00%, 02/01/2031	86,195
122,927	7.00%, 09/01/2031	146,353
273,828	6.50%, 12/01/2031	312,943
194,848	7.00%, 12/01/2031	217,819
721,492	6.50%, 01/01/2032	824,553
109,415	7.00%, 01/01/2032	116,368
292,703	6.50%, 02/01/2032	334,515
171,418	6.00%, 02/01/2033	187,140
340,023	6.00%, 03/01/2033	391,050
367,400	5.50%, 07/01/2033	413,183
826,975	5.00%, 09/01/2033	914,792
183,271	5.50%, 09/01/2033	206,072
123,126	5.00%, 11/01/2033	136,206
409,136	5.50%, 11/01/2033	465,057
151,073	5.50%, 12/01/2033	169,528
237,205	5.50%, 03/01/2034	266,707
170,992	5.50%, 10/01/2034	192,466
306,196	5.50%, 12/01/2034	344,647
296,269	5.50%, 01/01/2035	333,992
877,113	5.50%, 02/01/2035	987,860
963,040	3.00%, 03/01/2035	983,462
1,348,937	3.50%, 04/01/2035	1,409,260
278,394	5.50%, 05/01/2035	313,387
41,754	5.00%, 08/01/2035	46,094
313,708	5.00%, 09/01/2035	347,047
809,878	5.00%, 10/01/2035	893,604
265,041	5.50%, 10/01/2035	298,037
544,074	6.00%, 12/01/2035	618,437
310,268	5.50%, 01/01/2036	347,280
308,592	6.00%, 01/01/2036	348,510
120,287	6.00%, 02/01/2036	136,404
128,682	6.00%, 03/01/2036	145,865
473,622	5.50%, 05/01/2036	532,602
85,498	6.00%, 12/01/2036	96,643
166,915	6.00%, 05/01/2037	188,836
269,223	5.00%, 07/01/2037	297,753
692,934	5.50%, 03/01/2038	773,187
560,197	5.50%, 06/01/2038	626,858
379,700	4.50%, 02/01/2039	414,605
505,112	5.00%, 04/01/2039	558,347
1,123,207	4.50%, 05/01/2039	1,231,884
531,874	4.50%, 06/01/2039	582,169
1,489,233	4.50%, 08/01/2039	1,615,834
1,430,068	5.00%, 11/01/2039	1,596,683
642,577	5.00%, 12/01/2039	717,317
928,879	3.50%, 02/01/2040	961,695
297,716	4.50%, 03/01/2040	322,231
818,443	5.00%, 06/01/2040	908,496
2,301,372	4.50%, 08/01/2040	2,490,156
316,709	4.50%, 09/01/2040	344,334
1,477,883	5.00%, 09/01/2040	1,629,723
780,863	4.50%, 11/01/2040	845,083
970,954	5.00%, 01/01/2041	1,091,775
744,225	4.50%, 02/01/2041	813,144
233,268	4.00%, 03/01/2041	247,416
4,388,970	4.50%, 03/01/2041	4,757,714
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of December 31, 2015
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$1,045,947	4.50%, 04/01/2041	$ 1,131,903
1,763,452	4.50%, 08/01/2041	1,908,201
1,016,035	4.00%, 09/01/2041	1,079,786
1,070,195	4.50%, 10/01/2041	1,163,972
3,059,893	3.50%, 12/01/2041	3,164,710
3,386,940	4.00%, 12/01/2041	3,600,533
4,394,166	3.50%, 04/01/2042	4,545,196
1,893,582	4.00%, 07/01/2042	2,016,010
1,438,878	3.50%, 08/01/2042	1,487,352
536,550	3.00%, 09/01/2042	538,477
1,954,894	3.50%, 09/01/2042	1,993,818
1,468,452	3.50%, 10/01/2042	1,517,675
754,086	3.50%, 11/01/2042	779,608
950,089	3.00%, 12/01/2042	952,464
1,768,951	3.00%, 01/01/2043	1,776,907
1,738,723	3.50%, 01/01/2043	1,798,287
832,468	3.00%, 02/01/2043	831,046
2,961,001	3.00%, 03/01/2043	2,967,579
2,979,175	3.00%, 05/01/2043	2,985,660
2,182,664	3.50%, 05/01/2043	2,259,763
1,842,864	3.00%, 07/01/2043	1,827,728
1,518,905	3.00%, 08/01/2043	1,522,023
2,090,028	3.50%, 08/01/2043	2,160,338
1,045,765	3.00%, 09/01/2043	1,048,197
1,043,932	3.50%, 09/01/2043	1,064,673
2,302,373	4.00%, 10/01/2043	2,453,320
682,800	3.50%, 08/01/2044	706,574
1,420,909	4.00%, 11/01/2044	1,510,195
1,931,032	3.50%, 12/01/2044	1,996,024
1,332,875	4.00%, 12/01/2044	1,411,218
2,853,560	3.50%, 02/01/2045	2,950,294
4,530,514	3.50%, 04/01/2045	4,681,881
2,662,786	3.50%, 05/01/2045	2,754,215
934,427	4.00%, 05/01/2045	989,425
3,662,377	3.50%, 06/01/2045	3,785,259
2,450,782	3.00%, 07/01/2045	2,454,199
3,190,082	4.00%, 07/01/2045	3,383,881
586,409	4.00%, 08/01/2045	621,814
1,712,233	4.00%, 09/01/2045	1,813,229
2,495,636	3.00%, 11/01/2045	2,497,802
4,746,988	3.50%, 12/01/2045	4,901,247
	Government National Mortgage Association
3,363	9.00%, 07/15/2018	3,378
3,011	9.50%, 05/20/2022	3,025
6,628	8.00%, 11/20/2023	7,316
3,615	7.50%, 10/20/2028	3,990
4,151	7.50%, 12/20/2028	4,669
1,066,255	5.00%, 06/15/2033	1,185,289
335,629	5.00%, 10/20/2033	371,169
626,826	6.00%, 12/20/2033	714,920
274,558	5.00%, 02/20/2034	303,280
284,551	5.50%, 11/20/2034	317,127
160,701	5.50%, 02/20/2035	179,276
225,816	5.50%, 04/20/2035	252,214
233,363	5.00%, 12/20/2035	257,218
149,967	5.50%, 05/20/2039	167,311
3,206,593	4.00%, 12/15/2040	3,421,539
1,946,276	4.00%, 01/15/2041	2,066,752
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$2,715,830	4.50%, 02/20/2041	$ 2,979,116
2,085,415	4.00%, 03/20/2041	2,233,508
651,478	4.00%, 05/20/2041	697,467
2,649,837	4.00%, 07/20/2041	2,835,678
1,427,828	4.00%, 09/15/2041	1,524,118
1,113,161	3.50%, 08/15/2042	1,159,168
	National Credit Union Administration Guaranteed Notes Trust
	Series 2010-R1 Class 1A
2,410,396	0.73%, 10/07/2020(c)	2,421,752
	Series 2010-C1 Class APT
328,299	2.65%, 10/29/2020	328,902
	Series 2010-R2 Class 2A
1,209,453	0.75%, 11/05/2020(c)	1,215,362
	Series 2010-R3 Class 3A
328,134	2.40%, 12/08/2020	329,692
	Vendee Mortgage Trust
	Series 1993-3 Class 1
607,496	5.60%, 09/15/2023(c)	654,071
	Series 1996-3 Class 1Z
1,330,415	6.75%, 09/15/2026	1,490,668
	Series 2011-2 Class V
1,596,990	3.75%, 02/15/2028	1,656,404
	Series 2002-1 Class 1A
740,440	6.00%, 10/15/2031	833,718
	Series 2008-1 Class GD
2,232,037	5.25%, 01/15/2032	2,442,188
TOTAL MORTGAGE-BACKED SECURITIES — 84.23% (Cost $247,571,999)		$251,098,401
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,700,000	5.00%, 11/17/2017	1,822,463
3,400,000	1.75%, 12/14/2018	3,432,290
1,500,000	3.13%, 12/11/2020(d)	1,587,207
3,000,000	1.75%, 03/12/2021	2,960,694
500,000	5.75%, 06/12/2026	630,168
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 3.50% (Cost $10,278,593)		$ 10,432,822
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
1,000,000	0.88%, 10/15/2018	988,984
1,000,000	1.50%, 03/31/2019	1,002,852
3,000,000	1.63%, 06/30/2020	2,987,694
1,000,000	1.63%, 07/31/2020	995,234
1,650,000	2.38%, 12/31/2020(d)	1,696,470
3,000,000	1.75%, 05/15/2023	2,922,774
1,200,000	5.25%, 11/15/2028	1,567,828
400,000	5.38%, 02/15/2031	542,422
500,000	4.50%, 02/15/2036	640,781
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of December 31, 2015
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$2,500,000	2.88%, 05/15/2043	$ 2,437,500
TOTAL U.S. TREASURY BONDS AND NOTES — 5.30% (Cost $15,189,116)		$ 15,782,539
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.91%
8,690,000	Federal Home Loan Bank 0.03%, 01/04/2016	8,689,978
Repurchase Agreements — 0.95%
672,934	Undivided interest of 0.82% in a repurchase agreement (principal amount/value $81,821,979 with a maturity value of $81,824,525) with HSBC Securities (USA) Inc, 0.28%, dated 12/31/15 to be repurchased at $672,934 on 1/4/16 collateralized by U.S. Treasury securities and Federal National Mortgage Association securities, 0.00% - 7.25%, 1/15/16 - 11/15/43, with a value of $83,458,653.(e)	672,934
672,935	Undivided interest of 0.82% in a repurchase agreement (principal amount/value $81,821,979 with a maturity value of $81,825,070) with Citigroup Global Markets Inc, 0.34%, dated 12/31/15 to be repurchased at $672,935 on 1/4/16 collateralized by various U.S. Government Agency securities, 0.00% - 11.50%, 1/15/16 - 4/1/51, with a value of $83,458,416.(e)	672,935
141,638	Undivided interest of 1.08% in a repurchase agreement (principal amount/value $13,129,740 with a maturity value of $13,130,163) with BNP Paribas Securities Corp, 0.29%, dated 12/31/15 to be repurchased at $141,638 on 1/4/16 collateralized by U.S. Treasury securities, 0.00% - 5.38%, 1/31/16 - 11/15/43, with a value of $13,392,335.(e)	141,638
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$672,934	Undivided interest of 1.14% in a repurchase agreement (principal amount/value $58,898,404 with a maturity value of $58,900,302) with ING Financial Markets LLC, 0.29%, dated 12/31/15 to be repurchased at $672,934 on 1/4/16 collateralized by various U.S. Government Agency securities, 1.98% - 5.57%, 4/1/20 - 9/1/45, with a value of $60,076,443.(e)
		$ 672,934
672,934	Undivided interest of 2.17% in a repurchase agreement (principal amount/value $31,040,248 with a maturity value of $31,041,317) with Merrill Lynch, Pierce, Fenner & Smith, 0.31%, dated 12/31/15 to be repurchased at $672,934 on 1/4/16 collateralized by Government National Mortgage Association securities, 3.00% - 4.50%, 11/15/42 - 2/20/45, with a value of $31,661,053.(e)	672,934
		2,833,375
SHORT TERM INVESTMENTS — 3.86% (Cost $11,523,353)		$ 11,523,353
TOTAL INVESTMENTS — 102.71% (Cost $302,195,852)		$306,193,153
OTHER ASSETS & LIABILITIES, NET — (2.71)%		$ (8,089,028)
TOTAL NET ASSETS — 100.00%		$298,104,125
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of December 31, 2015
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At December 31, 2015, the aggregate cost and fair value of 144A securities was $11,237,575 and $11,154,905, respectively, representing 3.74% of net assets.
(b)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at December 31, 2015. Maturity date disclosed represents final maturity date.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2015.
(d)	All or a portion of the security is on loan at December 31, 2015.
(e)	Collateral received for securities on loan.
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2015
Great-West U.S. Government Mortgage Securities Fund
ASSETS:
Investments in securities, fair value (including $2,752,273 of securities on loan)(a)	$303,359,778
Repurchase agreements, fair value(b)	2,833,375
Cash	74,759
Subscriptions receivable	517,100
Receivable for investments sold	427
Interest receivable	973,554
Total Assets	307,758,993
LIABILITIES:
Payable to investment adviser	63,476
Payable for administrative services fees	43,201
Payable upon return of securities loaned	2,833,375
Redemptions payable	1,724,026
Payable for investments purchased	4,990,790
Total Liabilities	9,654,868
NET ASSETS	$298,104,125
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,785,513
Paid-in capital in excess of par	291,347,632
Net unrealized appreciation	3,997,301
Accumulated net realized loss	(26,321)
NET ASSETS	$298,104,125
NET ASSETS BY CLASS
Initial Class	$144,248,999
Institutional Class	$153,855,126
CAPITAL STOCK:
Authorized
Initial Class	75,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	12,068,311
Institutional Class	15,786,821
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$11.95
Institutional Class	$9.75
(a) Cost of investments	$299,362,477
(b) Cost of repurchase agreements	$2,833,375
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2015
Great-West U.S. Government Mortgage Securities Fund
INVESTMENT INCOME:
Interest	$8,100,083
Income from securities lending	1,742
Total Income	8,101,825
EXPENSES:
Management fees	1,053,014
Administrative services fees – Initial Class	342,964
Total Expenses	1,395,978
NET INVESTMENT INCOME	6,705,847
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	688,060
Net change in unrealized depreciation on investments	(4,495,772)
Net Realized and Unrealized Loss	(3,807,712)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,898,135
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West U.S. Government Mortgage Securities Fund	2015	2014
OPERATIONS:
Net investment income	$6,705,847	$7,488,927
Net realized gain	688,060	273,092
Net change in unrealized appreciation (depreciation)	(4,495,772)	8,857,046
Net Increase in Net Assets Resulting from Operations	2,898,135	16,619,065
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Initial Class	(9,622)	N/A
Institutional Class	(12,587)	N/A
From return of capital	(22,209)	0
From net investment income
Initial Class	(3,693,828)	(7,762,954)
Institutional Class	(3,090,892)	N/A
From net investment income	(6,784,720)	(7,762,954)
From net realized gains
Initial Class	(321,088)	(219,721)
Institutional Class	(417,495)	N/A
From net realized gains	(738,583)	(219,721)
Total Distributions	(7,545,512)	(7,982,675)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	59,194,891	97,214,271
Institutional Class	181,900,432	N/A
Shares issued in reinvestment of distributions
Initial Class	4,024,538	7,982,675
Institutional Class	3,520,974	N/A
Shares redeemed
Initial Class	(220,491,520)	(120,220,662)
Institutional Class	(27,945,274)	N/A
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	204,041	(15,023,716)
Total Decrease in Net Assets	(4,443,336)	(6,387,326)
NET ASSETS:
Beginning of year	302,547,461	308,934,787
End of year(a)	$298,104,125	$302,547,461
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	4,871,707	8,079,916
Institutional Class	18,254,635	N/A
Shares issued in reinvestment of distributions
Initial Class	333,326	664,134
Institutional Class	359,214	N/A
Shares redeemed
Initial Class	(18,080,082)	(9,974,496)
Institutional Class	(2,827,028)	N/A
Net Increase (Decrease)	2,911,772	(1,230,446)
(a) Including undistributed net investment income:	$0	$127,846
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(a)
Initial Class
12/31/2015	$12.13	0.27 (b)	(0.17)	0.10	(0.00) (c)	(0.25)	(0.03)	(0.28)	$11.95	0.79%
12/31/2014	$11.80	0.29 (b)	0.35	0.64	-	(0.30)	(0.01)	(0.31)	$12.13	5.45%
12/31/2013	$12.32	0.28 (b)	(0.53)	(0.25)	-	(0.27)	(0.00) (c)	(0.27)	$11.80	(2.02%)
12/31/2012	$12.41	0.34 (b)	0.07	0.41	-	(0.38)	(0.12)	(0.50)	$12.32	3.22%
12/31/2011	$12.20	0.42	0.26	0.68	-	(0.42)	(0.05)	(0.47)	$12.41	5.72%
Institutional Class
12/31/2015 (d)	$10.00	0.17 (b)	(0.18)	(0.01)	(0.00) (c)	(0.21)	(0.03)	(0.24)	$ 9.75	(0.11%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Initial Class
12/31/2015	$144,249	0.60%	0.60%	N/A	2.23%	42%
12/31/2014	$302,547	0.60%	0.60%	N/A	2.37%	38%
12/31/2013	$308,935	0.60%	0.60%	2.31%	2.31%	60%
12/31/2012	$396,544	0.60%	0.60%	2.68%	2.68%	60%
12/31/2011	$376,058	0.60%	0.60%	3.33%	3.33%	62%
Institutional Class
12/31/2015 (d)	$153,855	0.25% (g)	0.25% (g)	N/A	2.52% (g)	42%
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount was less than $0.01 per share.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West U.S. Government Mortgage Securities Fund (the Fund) are included herein. The investment objective of the Fund is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. The Institutional Class shares were capitalized on May 1, 2015. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Initial Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair

Annual Report - December 31, 2015

value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2015, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Annual Report - December 31, 2015

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2015 and 2014 were as follows:
	2015	2014
Ordinary income	$6,786,477	$7,982,675
Long-term capital gain	736,826	-
Return of capital	22,209	-
	$7,545,512	$7,982,675
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: distribution adjustments and market discount adjustments.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2015. Net assets of the Fund were unaffected by the reclassifications.
Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Loss
$(22,209)	$(26,764)	$48,973
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$—
Undistributed long-term capital gains	—
Capital loss carryforwards	—
Post-October losses	(180,876)
Net unrealized appreciation	4,151,856
Tax composition of capital	$3,970,980
At December 31, 2015, the Fund had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2015, the Fund utilized $131,094 of capital loss carryforwards to offset capital gains realized in that fiscal year. At December 31, 2015, there were no remaining capital loss carryforwards.

Annual Report - December 31, 2015

The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$—	$(180,876)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2015 were as follows:
Federal tax cost of investments	$302,041,297
Gross unrealized appreciation on investments	5,932,226
Gross unrealized depreciation on investments	(1,780,370)
Net unrealized appreciation on investments	$4,151,856
Application of Recent Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund adopted ASU No. 2014-11 for its fiscal year beginning January 1, 2015. The adoption of ASU No. 2014-11 did not have an impact on the Fund’s financial position or the results of its operations.
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2015, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser received monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses.
Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $296,250 for the year ended December 31, 2015.

Annual Report - December 31, 2015

3.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $13,704,347 and $12,935,495, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $106,130,965 and $108,504,382, respectively.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2015 the Fund had securities on loan valued at $2,752,273 and received collateral as reported on the Statement of Assets and Liabilities of $2,833,375 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the collateral pledged by the Fund under the securities lending agreement by class of investment as of December 31, 2015. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
U.S. Government Agency Bonds and Notes	$1,058,449
U.S. Treasury Bonds and Notes	1,693,824
Total secured borrowings	$2,752,273
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of Great-West Funds, Inc.
We have audited the accompanying statement of assets and liabilities of the Great-West U.S. Government Mortgage Securities Fund (the “Fund”), one of the funds of Great-West Funds, Inc., including the schedule of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West U.S. Government Mortgage Securities Fund as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 26, 2016

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2015, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	63	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp

Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman	Since 2014 (as Director) Since 2015 (as Chairman)	President, Individual Markets, GWL&A and GWL&A of NY; Director and Executive Vice President, GWFS; Manager, Chairman, President and Chief Executive Officer, GWCM	63	N/A
Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Compliance Officer	Since 2004 (as Chief Compliance Officer)	Deputy General Counsel and Chief Compliance Officer, GWL&A and GWL&A of NY; Senior Vice President, Legal & Chief Compliance Officer, AAG, FASCore, and GWFS; Chief Compliance Officer, The Great-West Life Assurance Company, U.S. Operations, The Canada Life Assurance Company, formerly, Senior Vice President, Legal & Secretary, GWCM and Great-West Funds	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and Great-West Trust Company, LLC (“GWTC”)	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A and GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President & Assistant Secretary, GWCM	N/A	N/A

Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, GWTC; Chief Financial Officer & Treasurer, GWCM	N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, GWL&A and GWL&A of NY; Manager, Senior Vice President and Managing Director, GWCM; Manager, Chairman, President and Chief Executive Officer, AAG	N/A	N/A
Edmund F. Murphy III 8515 East Orchard Road, Greenwood Village, CO 80111 1962	President and Chief Executive Officer	Since 2015	President, Empower Retirement, GWL&A and GWL&A of NY; Director, GWFS Equities, Inc; Chairman, President & Chief Executive Officer, GWFS; formerly, Head of Defined Contribution at Putnam Investments	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 1981	Assistant Secretary & Counsel	Since 2015	Counsel, Products, GWL&A; Assistant Secretary & Counsel, GWCM and GWTC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011 (as Associate Chief Compliance Officer) Since 2014 (as Assistant Vice President)	Assistant General Counsel & Associate Chief Compliance Officer GWL&A; Assistant Vice President and Associate Chief Compliance Officer, GWCM, GWFS and AAG	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.
*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)	As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.
(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(f)	Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Ms. Donna Lynne is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $770,000 for fiscal year 2014 and $820,000 for fiscal year 2015.
(b)	Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2014 and $90,000 for fiscal year 2015. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2014 and $0 for fiscal year 2015.
(d)	All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.
(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(e)	(2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not Applicable.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2014 equaled $1,625,800 and for fiscal year 2015 equaled $745,000.
(h)	The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)	(1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

By:	/s/ Mary C. Maiers
Mary C. Maiers
Chief Financial Officer & Treasurer

Date:	February 25, 2016